Financial instruments and risk management - Summary by currency, Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	$ (12,752)	$ (15,176)
Cash and cash equivalents	10,773	10,550
Net cash/(debt)	255	(3,845)	$ (9,587)
Foreign exchange risk [member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(12,751)
Derivatives related to net debt: designated as hedges	(288)
Cash and cash equivalents	10,772
Other investments	2,522
Net cash/(debt)	255	(3,845)
Foreign exchange risk [member] | US Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(12,080)
Derivatives related to net debt: designated as hedges	(288)
Cash and cash equivalents	10,310
Other investments	2,522
Net cash/(debt)	464	(3,628)
Foreign exchange risk [member] | Australian dollar [Member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(472)
Cash and cash equivalents	217
Net cash/(debt)	(255)	(208)
Foreign exchange risk [member] | Euro [Member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(39)
Cash and cash equivalents	17
Net cash/(debt)	(22)	(58)
Foreign exchange risk [member] | South African rand [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	95
Net cash/(debt)	95	59
Foreign exchange risk [member] | Canadian dollar [Member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(157)
Cash and cash equivalents	23
Net cash/(debt)	(134)	(148)
Foreign exchange risk [member] | Other currencies [member]
Disclosure Of Financial Instruments [Line Items]
Total borrowings excluding overdrafts	(3)
Cash and cash equivalents	110
Net cash/(debt)	$ 107	$ 138